RS Small Cap Growth Equity VIP Series
Summary Information RS Small Cap Growth Equity VIP Series
Investment Objective
Long-term capital growth.
Fees and Expenses of the Series
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.
Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Small Cap Growth Equity VIP Series Class I Shares	0.75%		0.11%	0.86%

Example
This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series’ operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS Small Cap Growth Equity VIP Series Class I Shares	88	274	477	1,061

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
RS Small Cap Growth Equity VIP Series Class I Shares	88	274	477	1,061

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 95% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Series normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Series’ investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $9.0 billion, based on the size of the largest company in the Index on March 31, 2015), whichever is greater. The Series typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Series’ investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in companies relative to the Series’ primary benchmark increases the risk that the Series will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Series to a greater extent than its primary benchmark.

Underweighting Risk
When the Series underweights its investment in companies relative to the Series’ primary benchmark, the Series will participate in any general increase in the value of such companies to a lesser extent than the Series’ primary benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Series’ shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Series. Such inflows or outflows might affect management of the Series adversely to the extent they were to cause the Series’ cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Cash Position Risk
To the extent the Series holds assets in cash and cash equivalents, the ability of the Series to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Series’ investments and may lead to increased redemptions. In addition, the Series, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.
Series Performance
The bar chart and performance table provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart and performance table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series’ past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianlife.com/ProductPortfolio/InvestmentRetirementProducts/Annuities/VariableAnnuities/PricesandPerformance/index.htm.
Annual Total Return for Class I Shares (calendar year-end)

Best Quarter Second Quarter 2009 18.99% Worst Quarter Third Quarter 2011 -23.23%
Average Annual Total Returns (periods ended 12/31/14)
Average Annual Total Returns RS Small Cap Growth Equity VIP Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	10.13%	18.94%	10.07%	10.21%	May 01, 1997
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	8.54%	7.28%	May 01, 1997
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%	8.73%	May 01, 1997